Employee Benefits - Equity Incentive Plans (Details) $ in Thousands				12 Months Ended
	Jun. 30, 2010 shares	May 18, 2007 shares	Jun. 21, 2006 shares	Dec. 31, 2016 USD ($) item shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Jul. 14, 2014 shares
Employee Benefits
Options outstanding				127,500	292,757
Number of stock option plans frozen | item				2
Total stock-based compensation expense | $				$ 1,600	$ 707	$ 204
Share-based Compensation | $				$ 1,587	707	964
Percentage of participant's contribution matched by Company				100.00%
Company contributions | $				$ 1,300	$ 1	$ 798
Employee And Directors Time Based Options
Employee Benefits
Number of options granted				237,500	162,500
Options outstanding				894,015	1,081,901	1,096,774
2014 Plan
Employee Benefits
Number of shares or units authorized for grants							1,273,838
2014 Plan | Employee And Directors Time Based Options
Employee Benefits
Options outstanding				389,500	173,500
2010 Option Plan | Employee And Directors Stock Options
Employee Benefits
Number of shares or units authorized for grants	2,239,906
Vesting period	4 years
2010 Option Plan | Employee And Directors Time Based Options
Employee Benefits
Options outstanding				377,015	381,071
2010 Option Plan | Employee And Directors Performance Options
Employee Benefits
Options outstanding				1,020,242	1,223,234
2010 Option Plan | Employee And Directors Super Performance Options
Employee Benefits
Options outstanding				316,550	375,529
2006 Option Plan
Employee Benefits
Number of shares or units authorized for grants			450,000
Vesting period			4 years
Term of awards			10 years
Redstone Option Plan
Employee Benefits
Options outstanding					234,573
SAR Plan
Employee Benefits
Number of shares or units authorized for grants		200,000
Units outstanding				93,000	103,000
Term of awards		10 years
Total stock-based compensation expense | $				$ 335
Maximum
Employee Benefits
Percentage of participant's salary matched by Company				6.00%